Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of non-significant acquisitions
During fiscal years 2022, 2021 and 2020, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2022	2021	2020 (i)
Property and equipment	$3,254	$185	$16,756
Identifiable intangible assets	1,349	—	4,922
Goodwill	1,843	—	1,224
Gain on purchase of franchised restaurants	(830)	—	(1,708)
Purchase price	5,616	185	21,194
Seller financing	(320)	—	(1,000)
Settlement of franchise receivables	(496)	—	(16,361)
Net cash paid at acquisition date	$4,800	$185	$3,833

(i) Since the acquisition of the McDonald’s business in Latin America and the Caribbean, Puerto Rican franchisees had filed some lawsuits against McDonald’s Corporation and certain subsidiaries purchased by the Company. On December 28, 2019 and March 31, 2020, the Company reached confidential settlement agreements with these franchisees, finalizing all controversies and disputes among the parties. As a consequence of the agreements, during January and May 2020, the Company acquired all the restaurants pertaining to the Puerto Rican franchisees, increasing its property and equipment in $14,290.